Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Feb. 24, 2015	Jun. 30, 2014
Document Information [Line Items]
Entity Registrant Name	MYLAN N.V.
Entity Central Index Key	0001623613
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 19,152,056,870
Entity Common Stock, Shares Outstanding		378,373,668